Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (122,039)	¥ (124,204)	¥ (11,413)
Reversal/(addition) of allowance for credit losses, net	30,192	(8,681)	(125,563)
Write-offs	8,464	10,846	12,772
Balance at end of the year	(83,383)	¥ (122,039)	¥ (124,204)
Collection of receivables	¥ 33,300